Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, share authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, share issued	5,726,930	838,584	22,285
Common stock, shares outstanding	5,726,930	838,584	22,285
Undesignated Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	6,300	6,300	6,300
Preferred stock, shares issued	6,300	6,300	6,300
Preferred stock, shares outstanding	6,300	6,300	6,300
Series C Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	1,344	1,344	4,786
Preferred stock, shares outstanding	1,344	1,344	4,786
Series D Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	15,906	0
Preferred stock, shares outstanding	15,906	0